SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of Carrying Amount of Assets and Liability [Table Text Block]
The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	June 30,	December 31,
	2014	2013
	US$	US$
Total current assets	768,988	674,281
Total assets	1,833,983	1,825,543
Total current liabilities	66,865	5,270
Total liabilities	66,865	5,270